Equity Method Investments - Summarized Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Current assets	$ 220,384	$ 255,372
Non-current assets	1,960,245	1,947,313
Total assets	2,180,629	2,202,685
Current liabilities	318,773	185,442
Non-current liabilities	615,492	784,169
Total liabilities	934,265	969,611
Total Equity	1,246,364	1,233,074	$ 1,173,412	$ 1,117,454
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Current assets	48,722	55,731	33,834
Non-current assets	482,965	304,646	264,507
Total assets	531,687	360,377	298,341
Current liabilities	34,251	25,793	13,246
Non-current liabilities	696	296	32
Total liabilities	34,947	26,089	13,278
Total Equity	$ 496,740	$ 334,288	$ 285,063